Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2,221	2,161
Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	30	33
Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	32	32
Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	9	7
Consumer [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2
Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	455	491
Financials [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1	3
Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,616	1,558
Funds [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	19	26
Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	22	19
Industries [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	4
Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	88	54
Other [member] | Financial assets impaired [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2	3
Americas [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	499	532
Americas [member] | Communication [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	26	26
Americas [member] | Consumer [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	6
Americas [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	416	466
Americas [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	21	19
Americas [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	29	15
The Netherlands [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,443	1,412
The Netherlands [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	3	3
The Netherlands [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1,440	1,410
The Netherlands [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares		0
United Kingdom [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	17	3
United Kingdom [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	17	3
Southern & Eastern Europe [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	74	74
Southern & Eastern Europe [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	3	3
Southern & Eastern Europe [member] | Funds [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	63	69
Southern & Eastern Europe [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	7	2
Asia [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	11	7
Asia [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	11	7
Asset management [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	5	4
Asset management [member] | Financials [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2
Asset management [member] | Industries [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	1
Asset management [member] | Other [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Market risk concentrations - shares	2	4